UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22363

Oppenheimer SteelPath MLP Funds Trust

(Exact name of registrant as specified in charter)

6803 S. Tucson Way
Centennial, Colorado 80112-3924

(Address of principal executive offices)(zip code)

Arthur S. Gabinet
OFI SteelPath, Inc.
Two World Financial Center
New York, New York 10281-1008

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Item 1.  Statements of Investments.

Oppenheimer SteelPath MLP Select 40 Fund
STATEMENT OF INVESTMENTS – As of 02/28/2014
(Unaudited)

Description	Shares	Value

Master Limited Partnership Shares — 106.7%

Coal — 1.7%
Alliance Holdings GP LP	303,174	$18,857,423
Alliance Resource Partners LP	306,825	26,436,042
Total Coal		45,293,465

Diversified — 11.5%
Enterprise Products Partners LP	1,880,481	126,199,080
ONEOK Partners LP	1,849,368	98,219,935
Williams Partners LP	1,519,456	75,380,212
Total Diversified		299,799,227

Exploration & Production — 0.2%
EV Energy Partners LP	144,543	5,070,568

Gathering/Processing — 28.0%
Access Midstream Partners LP	1,931,896	109,055,529
Compressco Partners LP	375,880	8,795,592
Crestwood Midstream Partners LP	1,211,115	27,116,865
Crosstex Energy LP	1,709,325	52,801,049
DCP Midstream Partners LP	2,013,532	98,260,362
Exterran Partners LP	1,232,435	36,973,050
MarkWest Energy Partners LP	1,349,155	86,143,547
Midcoast Energy Partners LP 1	1,391,184	28,463,625
PVR Partners LP	853,527	22,908,664
Regency Energy Partners LP	2,209,081	57,988,376
Summit Midstream Partners LP	950,424	38,568,206
Targa Resources Partners LP	1,189,811	63,880,953
Western Gas Equity Partners LP	344,131	14,790,750
Western Gas Partners LP	1,336,312	84,575,186
Total Gathering/Processing		730,321,754

Marine — 5.0%
GasLog, Ltd.	1,325,580	27,916,715
Seadrill Partners LLC	1,165,022	36,593,341
Teekay LNG Partners LP	1,560,999	65,046,828
Total Marine		129,556,884

Natural Gas Pipelines — 20.2%
El Paso Pipeline Partners LP	2,349,523	70,603,166
Energy Transfer Equity LP	3,750,482	163,708,539
Energy Transfer Partners LP	2,104,521	116,864,051
EQT Midstream Partners LP	538,681	35,504,465
Spectra Energy Partners LP	1,797,850	85,793,402
TC Pipelines LP	1,122,470	52,329,552
Total Natural Gas Pipelines		524,803,175

Petroleum Transportation — 40.1%
Buckeye Partners LP	1,600,604	117,212,231
Delek Logistics Partners LP	297,426	10,052,999
Enbridge Energy Partners LP	1,971,909	54,266,936
Genesis Energy LP	1,529,490	84,121,950
Global Partners LP	1,202,596	46,011,323
Holly Energy Partners LP	2,238,966	75,229,257
Magellan Midstream Partners LP	1,588,317	107,481,411
Martin Midstream Partners LP	809,454	34,053,730
MPLX LP	342,566	16,720,646
NGL Energy Partners LP	599,874	21,751,431
NuStar Energy LP	649,362	32,416,151
NuStar GP Holdings LLC	1,687,951	50,706,048

Oiltanking Partners LP	675,732	46,767,412
Plains All American Pipeline LP	2,535,640	137,355,619
Plains GP Holdings LP, Class A	520,000	14,560,000
Sunoco Logistics Partners LP	1,227,450	101,559,213
Susser Petroleum Partners LP	26,328	932,274
Tesoro Logistics LP	1,054,629	63,488,666
TransMontaigne Partners LP	690,679	28,525,043
Total Petroleum Transportation		1,043,212,340

Total Master Limited Partnership Shares (identified cost $2,003,865,343)		2,778,057,413

Common Stock — 2.4%
Marine — 2.4%
Golar LNG Partners LP	1,534,731	46,364,224
Teekay Offshore Partners LP	505,699	16,566,699

Total Common Stock (identified cost $64,204,605)		62,930,923
Private Investment in Public Equity — 0.5%
Petroleum Transportation — 0.5%
NGL Energy Partners LP PIPE Units 2, 3	375,000	12,840,000

Total Private Investment in Public Equity (identified cost $11,096,250)		12,840,000

Short-Term Investments — 0.4%
Money Market — 0.4%
Fidelity Treasury Portfolio, 0.010% 4	9,839,600	9,839,600

Total Short-Term Investments (identified cost $9,839,600)		9,839,600

Total Investments — 110.0% (identified cost $2,089,005,798)		2,863,667,936

Liabilities In Excess of Other Assets — (10.0)%		(261,066,133)

Net Assets — 100.0%		$2,602,601,803

LLC — Limited Liability Company

LP — Limited Partnership

1.
Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 28, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer.  Transactions during this period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	29-Nov-13	Additions	Reductions	28-Feb-14
Midcoast Energy Partners	638,689	752,495	-	1,391,184

			Realized
	Value	Distributions	Gain/(Loss)
Midcoast Energy Partners	28,463,625	168,301	-

2.	Non-income producing.

3.
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.  These securities have been determined to be liquid under the guidelines established by the Board of Trustees.  These securities, acquired on November 29, 2013 for $11,096,250 amount to $12,840,000 or 0.5% of the Fund’s net assets as of February 28, 2014.

4.	Variable rate security; the coupon rate represents the rate at February 28, 2014.

Oppenheimer SteelPath MLP Alpha Fund
STATEMENT OF INVESTMENTS – As of 02/28/2014
(Unaudited)

Description	Shares	Value

Master Limited Partnership Shares — 101.3%

Diversified — 16.3%
Enterprise Products Partners LP	4,372,617	$293,446,327
ONEOK Partners LP	2,215,668	117,674,127
Williams Partners LP	2,643,150	131,126,672
Total Diversified		542,247,126

Gathering/Processing — 23.9%
Access Midstream Partners LP	1,737,879	98,103,270
DCP Midstream Partners LP	3,267,815	159,469,372
MarkWest Energy Partners LP	2,280,578	145,614,905
PVR Partners LP	2,126,545	57,076,468
Regency Energy Partners LP	6,122,461	160,714,601
Targa Resources Partners LP	2,015,421	108,207,953
Western Gas Partners LP	1,039,507	65,790,398
Total Gathering/Processing		794,976,967

Marine — 3.2%
Seadrill Partners LLC 1	3,427,178	107,647,661

Natural Gas Pipelines — 20.0%
Energy Transfer Equity LP	6,849,740	298,991,151
EQT Midstream Partners LP	1,360,709	89,684,330
Spectra Energy Partners LP	1,938,761	92,517,675
TC Pipelines LP 1	3,998,314	186,401,399
Total Natural Gas Pipelines		667,594,555

Petroleum Transportation — 37.9%
Buckeye Partners LP	1,951,805	142,930,680
Genesis Energy LP	2,660,907	146,349,885
Holly Energy Partners LP 1	3,241,053	108,899,381
Magellan Midstream Partners LP	2,790,016	188,800,383
NGL Energy Partners LP	832,519	30,187,139
NuStar Energy LP	226,572	11,310,474
NuStar GP Holdings LLC	166,851	5,012,204
Plains All American Pipeline LP	4,689,325	254,020,735
Sunoco Logistics Partners LP	2,755,599	227,998,261
Tesoro Logistics LP	1,277,629	76,913,266
TransMontaigne Partners LP 1	1,650,022	68,145,909
Total Petroleum Transportation		1,260,568,317

Total Master Limited Partnership Shares (identified cost $2,616,764,760)		3,373,034,626

Common Stock — 2.7%

Diversified — 2.7%
ONEOK, Inc.	1,531,764	90,588,523

Total Common Stock (identified cost $73,502,177)		90,588,523

Private Investment in Public Equity — 2.0%

Petroleum Transportation — 2.0%
NGL Energy Partners LP PIPE Units 2, 3	1,920,000	65,740,800

Total Private Investment in Public Equity (identified cost $56,812,800)		65,740,800

Short-Term Investments — 3.1%

Money Market — 3.1%
Fidelity Treasury Portfolio, 0.010% 4	102,280,436	102,280,436

Total Short-Term Investments (identified cost $102,280,436)		102,280,436

Total Investments — 109.1% (identified cost $2,849,360,173)		3,631,644,385

Liabilities In Excess of Other Assets — (9.1)%		(303,045,019)

Net Assets — 100.0%		$3,328,599,366

LLC — Limited Liability Company

LP — Limited Partnership

1
Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 28, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer.  Transactions during this period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	29-Nov-13	Additions	Reductions	28-Feb-14
Holly Energy Partners LP	3,241,053	-	-	3,241,053
Seadrill Partners LLC	-	3,427,178	-	3,427,178
TC Pipelines LP	3,098,783	899,531	-	3,998,314
TransMontaigne Partners LP	1,596,745	53,277	-	1,650,022

			Realized
	Value	Distributions	Gain/(Loss)
Holly Energy Partners LP	108,899,381	1,620,527	-
Seadrill Partners LLC	107,647,661	1,103,394	-
TC Pipelines LP	186,401,399	3,032,518	-
TransMontaigne Partners LP	68,145,909	1,072,514	-

2.	Non-income producing security.

3.
Represents securities sold under the Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.  These securities have been determined to be liquid under the guidelines established by the Board of Trustees.  These securities, acquired on November 29, 2013 for $56,812,800 amount to $65,740,800 or 2.0% of the Fund’s net assets as of February 28, 2014.

4.	Variable rate security; the coupon rate represents the rate at February 28, 2014.

Oppenheimer SteelPath MLP Income Fund
STATEMENT OF INVESTMENTS – As of 02/28/2014
(Unaudited)

Description	Shares	Value

Master Limited Partnership Shares — 98.9%

Diversified — 8.0%
Williams Partners LP	5,395,996	$267,695,361

Gathering/Processing — 31.4%
American Midstream Partners LP 1	1,066,830	25,091,842
Compressco Partners LP	462,160	10,814,544
Crestwood Midstream Partners LP	8,255,414	184,838,719
Crosstex Energy LP 1	5,747,331	177,535,055
Exterran Partners LP 1	4,419,243	132,577,290
Midcoast Energy Partners LP 1	3,100,729	63,440,915
PVR Partners LP	4,829,738	129,630,168
Regency Energy Partners LP	5,610,930	147,286,912
Southcross Energy Partners LP 1	1,554,238	27,354,589
Summit Midstream Partners LP	1,230,315	49,926,183
Targa Resources Partners LP	570,751	30,643,621
USA Compression Partners LP 1	2,650,571	72,519,623
Total Gathering/Processing		1,051,659,461

Marine — 6.9%
Dynagas LNG Partners LP 2	792,184	17,277,533
Golar LNG Partners LP	818,320	24,721,447
KNOT Offshore Partners LP	347,625	9,976,837
Teekay LNG Partners LP	2,775,131	115,639,709
Teekay Offshore Partners LP	1,887,356	61,829,783
Total Marine		229,445,309

Natural Gas Pipelines — 19.9%
El Paso Pipeline Partners LP	5,302,654	159,344,753
Energy Transfer Equity LP	1,546,332	67,497,392
Energy Transfer Partners LP	4,704,930	261,264,763
TC Pipelines LP 1	3,821,552	178,160,754
Total Natural Gas Pipelines		666,267,662

Petroleum Transportation — 27.4%
Arc Logistics Partners LP 1, 2	1,603,668	32,313,910
Buckeye Partners LP	2,232,244	163,467,228
Delek Logistics Partners LP	123,677	4,180,283
Enbridge Energy Partners LP	8,507,705	234,132,042
Global Partners LP 1	1,855,665	70,997,743
Holly Energy Partners LP	915,162	30,749,443
Lehigh Gas Partners LP 1	1,397,422	37,492,832
Martin Midstream Partners LP 1	2,877,305	121,048,221
NGL Energy Partners LP	1,761,644	63,877,212
NuStar Energy LP	2,502,110	124,905,331
Sprague Resources LP 1, 2	735,020	13,575,819
TransMontaigne Partners LP	560,614	23,153,358
Total Petroleum Transportation		918,893,422

Propane — 5.3%
Amerigas Partners LP	1,593,190	67,503,460
Ferrellgas Partners LP	1,996,622	50,933,827
Suburban Propane Partners LP	1,380,904	59,489,345
Total Propane		177,926,632

Total Master Limited Partnership Shares (identified cost $2,866,221,457)		3,311,887,847

Common Stock — 1.5%

Marine — 0.4%
North Atlantic Drilling, Ltd. 2	1,606,407	14,618,304

Petroleum Transportation — 1.1%
Enbridge Energy Management LLC 2	1,381,098	36,944,382

Total Common Stock (identified cost $53,084,656)		51,562,686

Preferred Stock — 1.0%

Gathering/Processing— 0.4%
Southcross Energy Partners 8.00%, 3, 4	768,679	12,414,166

Shipping — 0.6%
Teekay Offshore Partners 7.25%	766,550	19,163,750

Total Preferred Stock (identified cost $34,642,109)		31,577,916
Private Investment in Public Equity — 0.8%

Petroleum Transportation — 0.8%
NGL Energy Partners LP PIPE Units 2, 5	816,200	27,946,688

Total Private Investment in Public Equity (identified cost $24,151,358)		27,946,688
Short-Term Investments — 1.8%

Money Market — 1.8%
Fidelity Treasury Portfolio, 0.010% 6	60,060,664	60,060,664

Total Short-Term Investments (identified cost $60,060,664)		60,060,664

Total Investments — 104.0% (identified cost $3,038,160,244)		3,484,035,801

Liabilities In Excess of Other Assets — (4.0)%		(132,830,798)

Net Assets — 100.0%		$3,351,205,003

LLC — Limited Liability Company

LP — Limited Partnership

1.
Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 28, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer.  Transactions during this period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	29-Nov-13	Additions	Reductions	28-Feb-14
American Midstream Partners LP	693,030	373,800	-	1,066,830
Arc Logistic Partners LP	1,029,058	574,610	-	1,603,668
Crosstex Energy LP	5,747,331	-	-	5,747,331
Exterran Partners LP	4,159,600	259,643	-	4,419,243
Global Partners LP	1,855,665	-	-	1,855,665
Lehigh Gas Partners LP	1,127,152	270,270	-	1,397,422
Martin Midstream Partners LP	2,415,455	461,850	-	2,877,305
Midcoast Energy Partners	2,728,741	371,988	-	3,100,729
Southcross Energy Partners LP	913,305	640,933	-	1,554,238
Sprague Resources LP	493,500	241,520	-	735,020
TC Pipelines LP	3,513,024	308,528	-	3,821,552
USA Compression Partners LP	2,650,571	-	-	2,650,571

			Realized
	Value	Distributions	Gain/(Loss)
American Midstream Partners LP	25,091,842	482,741	-
Arc Logistic Partners LP	32,313,910	262,472	-
Crosstex Energy LP	177,535,055	-	-
Exterran Partners LP	132,577,290	2,353,247	-
Global Partners LP	70,997,743	1,136,595	-
Lehigh Gas Partners LP	37,492,832	566,394	-
Martin Midstream Partners LP	121,048,221	2,158,989	-
Midcoast Energy Partners	63,440,915	516,085	-
Southcross Energy Partners LP	27,354,589	612,838	-
Sprague Resources LP	13,575,819	180,241	-
TC Pipelines LP	178,160,754	3,030,747	-
USA Compression Partners LP	72,519,623	1,272,274	-

2.	Non-income producing.

3.	All distributions are paid in kind.

4.	Security is convertible from Preferred Units into Common Units on a one-for-one basis.

5.
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.  These securities have been determined to be liquid under the guidelines established by the Board of Trustees.  These securities, acquired on November 29, 2013 for $24,151,358 amount to $27,946,688 or 0.8% of the Fund’s net assets as of February 28, 2014.

6.	Variable rate security; the coupon rate represents the rate at February 28, 2014.

Oppenheimer SteelPath MLP Alpha Plus Fund
STATEMENT OF INVESTMENTS – As of 02/28/2014
(Unaudited)

Description	Shares	Value

Master Limited Partnership Shares — 136.9%

Diversified — 22.1%
Enterprise Products Partners LP 1	367,648	$24,672,857
ONEOK Partners LP 1	186,374	9,898,323
Williams Partners LP 1	222,157	11,021,209
Total Diversified		45,592,389

Gathering/Processing — 32.0%
Access Midstream Partners LP 1	146,762	8,284,715
DCP Midstream Partners LP 1	261,379	12,755,295
MarkWest Energy Partners LP 1	192,143	12,268,331
PVR Partners LP	173,607	4,659,612
Regency Energy Partners LP 1	511,780	13,434,225
Targa Resources Partners LP 1	169,749	9,113,824
Western Gas Partners LP 1	87,470	5,535,976
Total Gathering/Processing		66,051,978

Marine — 4.3%
Seadrill Partners LLC 1	283,772	8,913,279

Natural Gas Pipelines — 27.2%
Energy Transfer Equity LP 1	576,431	25,161,213
EQT Midstream Partners LP 1	114,985	7,578,661
Spectra Energy Partners LP 1	162,903	7,773,731
TC Pipelines LP 1	336,896	15,706,092
Total Natural Gas Pipelines		56,219,697

Petroleum Transportation — 51.3%
Buckeye Partners LP 1	164,139	12,019,899
Genesis Energy LP 1	223,808	12,309,440
Holly Energy Partners LP 1	272,466	9,154,857
Magellan Midstream Partners LP 1	234,863	15,893,179
NGL Energy Partners LP	67,367	2,442,727
NuStar Energy LP	18,955	946,234
NuStar GP Holdings LLC	14,020	421,161
Plains All American Pipeline LP 1	394,232	21,355,547
Sunoco Logistics Partners LP 1	231,589	19,161,674
Tesoro Logistics LP 1	107,550	6,474,510
TransMontaigne Partners LP 1	138,712	5,728,806
Total Petroleum Transportation		105,908,034

Total Master Limited Partnership Shares (identified cost $246,533,129)		282,685,377

Common Stock — 3.6%

Diversified — 3.6%
ONEOK, Inc. 1	126,177	7,462,108

Total Common Stock (identified cost $6,108,821)		7,462,108

Private Investment in Public Equity — 2.5%

Petroleum Transportation — 2.5%
NGL Energy Partners LP PIPE Units 2, 3	152,000	5,204,480

Total Private Investment in Public Equity (identified cost $4,497,680)		5,204,480

Total Investments — 143.0% (identified cost $257,139,630)	295,351,965

Liabilities In Excess of Other Assets — (43.0)%	(88,786,230)

Net Assets — 100.0%	$206,565,735

LP — Limited Partnership

LLC — Limited Liability Company

1.
As of February 28, 2014, all or a portion of the security has been pledged as collateral for a Fund loan.  The market value of the securities in the pledged account totaled $152,267,763 as of February 28, 2014.  The loan agreement requires continuous collateral whether the loan has a balance or not.

2.	Non-income producing security.

3.
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.  These securities have been determined to be liquid under the guidelines established by the Board of Trustees.  These securities, acquired on November 29, 2013 for $4,497,680 amount to $5,204,480 or 2.5% of the Fund’s net assets as of February 28, 2014.

Oppenheimer SteelPath MLP Funds Trust
STATEMENTS OF INVESTMENTS February 28, 2014 (Unaudited)

Notes to Statements of Investments

Quarterly and Annual Periods.  The last day of the Funds’ quarterly period was the last day the New York Stock Exchange (the “Exchange”) was open for trading.  The Funds financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculation used for shareholders transactions.  The last day of the Funds’ fiscal year was the last day the New York Stock Exchange was open for trading.  The Funds financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculation used for shareholders transactions.

Master Limited Partnerships (“MLPs”).  MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of a MLP’s creditors would continue after the Fund sold its investment in the MLP.

Concentration Risk Under normal circumstances, the Funds intend to invest at least 90% of their total assets in securities of MLP’s, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities.

Securities Valuation

The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Funds’ Board has adopted procedures for the valuation of the Funds’ securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Funds’ Board at the next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Structured securities
Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

•
Level 2 — inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Oppenheimer SteelPath MLP Select 40 Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$2,778,057,413	$-	$-	$2,778,057,413
Common Stock	62,930,923	-	-	62,930,923
Private Investment in Public Equity	-	12,840,000	-	12,840,000
Short-Term Investments	9,839,600	-	-	9,839,600
Total	$2,850,827,936	$12,840,000	$-	$2,863,667,936

Oppenheimer SteelPath MLP Alpha Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$3,373,034,626	$-	$-	$3,373,034,626
Common Stock	90,588,523	-	-	90,588,523
Private Investment in Public Equity	-	65,740,800	-	65,740,800
Short-Term Investments	102,280,436	-	-	102,280,436
Total	$3,565,903,585	$65,740,800	$-	$3,631,644,385

Oppenheimer SteelPath MLP Income Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$3,311,887,847	$-	$-	$3,311,887,847
Common Stock	51,562,686	-	-	51,562,686
Preferred Stock	19,163,750	12,414,166		31,577,916
Private Investment in Public Equity	-	27,946,688	-	27,946,688
Short-Term Investments	60,060,664	-	-	60,060,664
Total	$3,442,674,947	$40,360,854	$-	$3,483,035,801

Oppenheimer SteelPath MLP Alpha Plus Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$282,685,377	$-	$-	$282,685,377
Common Stock	7,462,108	-	-	7,462,108
Private Investment in Public Equity	-	5,204,480	-	5,204,480
Total	$290,147,485	$5,204,480	$-	$295,351,965

The Funds did not hold any Level 3 securities during the period ended February 28, 2014.

*	For a detailed break-out of securities by major industry classification, please refer to the Statements of Investments.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

There have been no transfers between pricing levels for any of the Funds.

Return of Capital Estimates - Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended February 28, 2014, the Funds estimated that 100% of the MLP distributions received would be treated as return of capital.

Federal Tax Information – At February 28, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Oppenheimer	Oppenheimer	Oppenheimer
	SteelPath MLP	SteelPath MLP	SteelPath MLP
	Select 40	Alpha	Income
Federal Tax Cost of Securities	$2,009,031,800	$2,785,944,385	$3,000,695,331
Gross Unrealized Appreciation	$874,104,467	$854,314,415	$519,398,008
Gross Unrealized Depreciation	(19,468,331)	(8,614,415)	(36,057,538)
Net Unrealized Appreciation/(Depreciation) on Investments	$854,636,136	$845,700,000	$483,340,470

Oppenheimer
SteelPath MLP
Alpha Plus
Cost of Investments	$256,959,528
Gross Unrealized Appreciation	$40,134,747
Gross Unrealized Depreciation	(1,742,310)
Net Unrealized Appreciation/(Depreciation) on Investments	$38,392,437

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures.

a)
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3 (c)) as of 2/28/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

b)
There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s first fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SteelPath MLP Funds Trust

/s/ William F. Glavin, Jr.
By: William F. Glavin, Jr.
Principal Executive Officer
Date	April 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ William F. Glavin, Jr.
By: William F. Glavin, Jr.
Principal Executive Officer
Date	April 15, 2014

/s/ Brian W. Wixted
By: Brian W. Wixted
Principal Financial Officer
Date	April 15, 2014